UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST
(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Barry N. Hurwitz, Esq.
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225
Date of fiscal year end: December 31, 2021

Date of reporting period: June 30, 2021

ITEM 1. REPORTS TO STOCKHOLDERS.

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

TRANSFER AGENT
DST ASSET MANAGER SOLUTIONS, INC. P.O. Box 219252 Kansas City, Missouri 64121-9252

TELEPHONE NUMBERS
For information about:
■	Account Procedures
■	Purchases
■	Redemptions
■	Exchanges Call 800-343-5678
■	New Account Procedures and Status
■	Prospectus & SAI
■	Performance
■	Proxy Voting Policies and Voting Records
■	Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters Call 800-345-4048

MAILING ADDRESS
The CGM Funds
c/o DST Asset Manager Solutions, Inc.
P.O. Box 219252
Kansas City, MO 64121-9252

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MQR221	Printed in U.S.A.
CGM
Mutual Fund

365th Quarterly Report
June 30, 2021

A No-Load Fund

To Our Shareholders:

CGM Mutual Fund increased 3.5% during the second quarter of 2021 compared to a return of 8.6% for the Standard and Poor’s 500 Index (S&P 500 Index) and 2.0% for the ICE BofAML U.S. Corporate, Government and Mortgage Index*. For the first six months of the year, CGM Mutual Fund returned 22.8%, the S&P 500 Index returned 15.3% and the ICE BofAML U.S. Corporate, Government and Mortgage Index returned -1.7%.
Stocks surged at the start of the second quarter of the year with the S&P 500 Index closing above 4,000 for the first time on April 1. The U.S. economic rebound from the pandemic shutdown accelerated as vaccination rates increased in much of the country and additional government stimulus payments reached American pockets. The Commerce Department reported that household income surged 21.1% in March, the largest monthly expansion on record. Increased income helped fuel a 4.2% jump in consumer spending and a 9.8% leap in retail sales for March. Despite global production delays and supply chain bottlenecks, manufacturing demand continued to grow with durable goods orders rising by 0.5% in March. The Federal Reserve also reported a solid 2.7% increase in industrial production in March and the Institute for Supply Management’s Purchasing Managers Index for U.S. factories reflected healthy expansion across all major industries. While the technology sector wobbled on fears of inflation, the broad market continued to reach record highs. Stocks reacted favorably in late April when the Commerce Department reported that first quarter GDP increased 6.4%, returning the overall economy close to its size in late 2019, before the pandemic struck.
In early May, the market pulled back when Treasury Secretary Janet Yellen initially indicated the Fed may need to raise interest rates to keep inflation in check but recovered when she clarified her comments and reiterated the Fed’s position that the current inflationary environment will be temporary. However, the market continued to react to harbingers of rising inflation, including shipping disruptions, expanding consumer demand and labor shortages. Soaring commodity prices are additional precursors to inflation and copper hit a record high for the first time in ten years. Inflation fears and the threat of rising rates depressed technology stocks which briefly pressured other major sectors of the market. However, bank stocks recovered quickly as their earnings normally benefit from inflation and higher interest rates. Rising consumer prices also weighed stocks down though Commerce Department news that orders for core capital goods jumped 2.3% in April and an encouraging weekly Labor Department jobs report calmed the markets enough to close the month slightly higher.
In early June, the Labor Department reported the Consumer Price Index surged 5% in May from the previous year, its largest increase in almost 13 years. This, following a 4.2% increase in the CPI in April provided more evidence of an upward inflationary trend. Stocks continued to climb when the Labor Department reported a drop in the May unemployment rate to 5.8% as employment expanded by 559,000. The market retreated when the Fed suggested interest rates may need to rise sooner than it initially forecast in order to keep the economy from overheating, possibly from near zero to about 0.6% by late 2023. The Fed also discussed scaling back its bond buying program but clarified it did not plan to curtail quantitative easing until it sees sustained 2.0% inflation and further strength in employment numbers. Labor force recovery slowed but continued to improve through the second quarter and reports of weekly jobless claims in June remained down significantly from the beginning of the year. Much of the recent employment growth has occurred in the service sector as the economy continues to reopen. The employment data released was strong enough to boost both growth and value stocks and push the S&P 500 Index to close the quarter at yet another record high.
The yield on the 10-year U.S. Treasury bond was 1.7% at the beginning of the second quarter and declined slightly to close the quarter at 1.5%. The yield stayed within a small range throughout the quarter and ultimately dropped in response to the possibilities of reduced government spending and the Fed’s tightening of its monetary policy. The S&P 500 was priced at 31.0 times the trailing twelve-month earnings at the end of the quarter. While the broad market continues to remain extremely expensive, we are encouraged by opportunities in companies with low to moderate valuations and solid fundamentals.

CGM MUTUAL FUND

On June 30, 2021, CGM Mutual Fund was 26.8% invested in short-term U.S Treasury Notes. The three largest industry positions in the equity portion of the portfolio were in retail, commercial banks, and oil – independent production. The Fund’s three largest equity holdings were The Buckle, Inc. (retail), OneMain Holdings, Inc. (financial services – miscellaneous) and Signet Jewelers Limited (retail).
David C. Fietze
President

July 2, 2021

*The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its Third Party Suppliers and has been licensed for use by Capital Growth Management Limited Partnership. ICE Data and its Third Party Suppliers accept no liability in connection with its use. See prospectus for a full copy of the Disclaimer.

CGM MUTUAL FUND

INVESTMENT PERFORMANCE
(unaudited)
Total Returns for Periods Ended June 30, 2021

	The Fund's Cumulative Total Return (%)		The Fund's Average Annual Total Return (%)

10 Years	+	88.8	+	6.6
5 Years	+	58.2	+	9.6
1 Year	+	52.7	+	52.7
3 Months	+	3.5		—
The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

CGM MUTUAL FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2021
(unaudited)
COMMON STOCKS

Industry	Percent of Net Assets
Retail	23.5%
Commercial Banks	8.2
Oil - Independent Production	6.4
Financial Services - Miscellaneous	5.4
Health Care Services	4.9
Beverages and Tobacco	4.8
Insurance	4.5
Oil Service	3.9
Consumer Products	3.7
Metals and Mining	2.5
Vehicle Assembly	1.8
Aluminum	1.7
Food - Agribusiness	1.2
BONDS

United States Treasury Notes	26.8

SCHEDULE OF INVESTMENTS as of June 30, 2021
(unaudited)
COMMON STOCKS — 72.5% OF TOTAL NET ASSETS

Aluminum — 1.7%	Shares	Value(a)
Alcoa Inc. (b)	150,000	$5,526,000

Beverages and Tobacco — 4.8%
Philip Morris International Inc.	160,000	15,857,600

Commercial Banks — 8.2%
Bank of America Corporation	350,000	14,430,500
JPMorgan Chase & Co.	80,000	12,443,200
		26,873,700
Consumer Products — 3.7%
Best Buy Co., Inc.	105,000	12,072,900

Financial Services - Miscellaneous — 5.4%
OneMain Holdings, Inc.	300,000	17,973,000

Food - Agribusiness — 1.2%
Bunge Limited	50,000	3,907,500

See accompanying notes to financial statements.

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of June 30, 2021 (continued)
(unaudited)
COMMON STOCKS (continued)

Health Care Services — 4.9%	Shares	Value(a)
Select Medical Holdings Corporation	380,000	$16,058,800

Insurance — 4.5%
Prudential Financial, Inc.	145,000	14,858,150

Metals and Mining — 2.5%
Vale S.A. ADR	370,000	8,439,700

Oil - Independent Production — 6.4%
Callon Petroleum Company (b)	60,000	3,461,400
Diamondback Energy, Inc.	70,000	6,572,300
Oasis Petroleum Inc.	110,000	11,060,500
		21,094,200
Oil Service — 3.9%
Halliburton Company	550,000	12,716,000

Retail — 23.5%
Dick’s Sporting Goods, Inc.	150,000	15,028,500
Signet Jewelers Limited (b)	200,000	16,158,000
Target Corporation	25,000	6,043,500
The Buckle, Inc.	420,000	20,895,000
The Children's Place Retail Stores, Inc. (b)	85,000	7,910,100
Williams-Sonoma, Inc.	70,000	11,175,500
		77,210,600
Vehicle Assembly — 1.8%
Stellantis N.V.	300,000	5,913,000

TOTAL COMMON STOCKS (Identified cost $231,855,891)		238,501,150
BONDS — 26.8% OF TOTAL NET ASSETS	Face Amount
United States Treasury — 26.8%		326477459
United States Treasury Notes, 0.125%, 07/31/2022	$9,000,000	9,001,406
United States Treasury Notes, 0.125%, 11/30/2022	32,000,000	31,978,750
United States Treasury Notes, 0.125%, 01/31/2023	21,500,000	21,479,004
United States Treasury Notes, 0.125%, 01/15/2024	7,000,000	6,957,617
United States Treasury Notes, 0.375%, 03/31/2022	14,000,000	14,029,532
United States Treasury Notes, 1.375%, 01/31/2022	2,000,000	2,015,156
United States Treasury Notes, 1.500%, 11/30/2021	2,500,000	2,514,844
TOTAL BONDS (Identified cost $88,001,690)		87,976,309
See accompanying notes to financial statements.

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of June 30, 2021 (continued)
(unaudited)		Value(a)
TOTAL INVESTMENTS — 99.3% (Identified cost $319,857,581)		$326,477,459
	Cash and receivables	16,445,250
	Liabilities	(14,087,298)
TOTAL NET ASSETS — 100.0%		$328,835,411

(a)	See Note 2A.
(b)	Non-income producing security.

ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S. or Canada.
	326477459

See accompanying notes to financial statements.

CGM MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021
(unaudited)

Assets
Investments in securities, at value:
(Identified cost $319,857,581)		$326,477,459
Cash		2,238,577
Receivable for:
Securities sold	$13,778,900
Shares of the Fund sold	383
Dividends and interest	427,390	14,206,673
Total assets		342,922,709

Liabilities
Payable for:
Securities purchased	13,188,064
Shares of the Fund redeemed	502,976	13,691,040
Accrued expenses:
Management fees	242,161
Trustees’ fees	20,808
Accounting, administration and compliance expenses	23,436
Transfer agent fees	59,815
Other expenses	50,038	396,258
Total liabilities		14,087,298
Net Assets		$328,835,411

Net assets consist of:
Capital paid-in		$256,690,047
Accumulated gain		72,145,364
Net Assets		$328,835,411

Shares of beneficial interest outstanding, no par value		9,226,322

Net asset value per share*		$35.64

* Shares of the Fund are sold and redeemed at net asset
value ($328,835,411 ÷ 9,226,322).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2021
(unaudited)

Investment Income
Income:
Dividends (net of withholding tax of
$4,994)	$2,393,217
Interest	124,890
2,518,107
Expenses:
Management fees	1,428,404
Trustees’ fees	41,964
Accounting, administration and compliance expenses	146,694
Custodian fees and expenses	35,783
Transfer agent fees	160,061
Audit and tax services	30,041
Legal	33,032
Printing	19,753
Registration fees	14,133
Miscellaneous expenses	3,283
1,913,148
Less expense waiver	(103,104)
Net expenses	1,810,044
Net investment income	708,063

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments	80,019,718
Net change in unrealized depreciation on investments	(17,010,844)
Net realized and unrealized gains on investments	63,008,874

Change in Net Assets from Operations	$63,716,937

See accompanying notes to financial statements.

CGM MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
From Operations
Net investment income	$708,063	$238,574
Net realized gains on investments	80,019,718	11,569,818
Net change in unrealized appreciation (depreciation) on investments	(17,010,844)	8,216,142
Change in net assets from operations	63,716,937	20,024,534

From Distributions to Shareholders
Total distributions	—	(210,325)

From Capital Share Transactions
Proceeds from sale of shares	610,103	988,465
Net asset value of shares issued in connection with reinvestment of distributions	—	191,690
	610,103	1,180,155
Cost of shares redeemed	(18,745,134)	(33,461,175)
Change in net assets derived from capital share transactions	(18,135,031)	(32,281,020)
Total change in net assets	45,581,906	(12,466,811)

Net Assets
Beginning of period	283,253,505	295,720,316
End of period	$328,835,411	$283,253,505

Number of Shares of the Fund:
Issued from sale of shares	17,818	40,715
Issued in connection with reinvestment of distributions	—	9,076
	17,818	49,791
Redeemed	(554,775)	(1,316,749)
Net change	(536,957)	(1,266,958)

See accompanying notes to financial statements.

CGM MUTUAL FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (unaudited)			For the Year Ended December 31,
				2020		2019		2018		2017	2016
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$29.01			$26.81		$26.54		$31.02		$30.76	$29.38
Net investment income (loss) (a)	0.08			0.02		0.27	(b)	0.25	(c)	0.13	(0.04)
Net realized and unrealized gains (losses) on investments and foreign currency transactions	6.55			2.20		0.27		(4.48)		5.13	2.27
Total from investment operations	6.63			2.22		0.54		(4.23)		5.26	2.23

Dividends from net investment income	—			(0.02)		(0.27)		(0.25)		(0.13)	—
Distributions from net short-term realized gains	—			—		—		—		(4.33)	—
Distributions from net long-term realized gains	—			—		—		—		(0.54)	(0.85)
Total distributions	—			(0.02)		(0.27)		(0.25)		(5.00)	(0.85)

Net increase (decrease) in net asset value	6.63			2.20		0.27		(4.48)		0.26	1.38
Net asset value at end of period	$35.64			$29.01		$26.81		$26.54		$31.02	$30.76

Total return (%)	22.8			8.3		2.1		(13.7)		17.1	7.6

Ratios:
Net operating expenses after waiver (%)**	1.14	*	(d)	1.19	(d)	1.22		1.15		1.15	1.17
Total operating expenses before waiver (%)**	1.21	*	(d)	1.26	(d)	1.22		1.15		1.15	1.17
Net investment income (loss) (%)**	0.45	*		0.09		0.97	(b)	0.82	(c)	0.38	(0.15)
Portfolio turnover (%)	622	*		686	(e)	442		362		423	436
Net assets at end of period (in thousands) ($)	328,835		283,254		295,720		325,037		415,584		387,721
(a) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b) Net Investment income per share reflects non-recurring dividends which amounted to $0.05 per share. Excluding these non-recurring dividends, the ratio of net investment income to average net assets would have been 0.77%.
(c) Net Investment income per share reflects non-recurring dividends which amounted to $0.08 per share. Excluding these non-recurring dividends, the ratio of net investment income to average net assets would have been 0.56%.
(d) The effective dates of the expense waiver were May 1, 2020 through April 30, 2021.
(e) The increase in the turnover ratio from prior year was due to the decrease in the average market value and an increase in trading activity.
* Calculated on an annualized basis.
** Calculated based on average net assets.

See accompanying notes to financial statements.

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2021
(unaudited)
1. Organization — CGM Mutual Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on November 5, 1929. The Fund’s objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund’s portfolio securities, but it is not a controlling factor.
2. Significant accounting policies — Management has evaluated the events and transactions from June 30, 2021 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:
•    Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•    Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
•    Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$238,501,150	—	—
	Bonds
	United States Treasury Notes	—	$87,976,309	—
	Total	$238,501,150	$87,976,309	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes and fees, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in real estate investment trusts (“REITs”) may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Distributions from publicly traded partnerships are generally recorded based on the characterization reported on the Fund’s schedule K-1 received from the partnership. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code ("IRC") applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of June 30, 2021, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$67,096,178	$28,571	$5,020,615
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2021 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$321,456,844	$9,470,036	$(4,449,421)	$5,020,615
The Fund is permitted to carry forward capital losses for an unlimited period, and such losses, when carried forward, retain their character as either short-term or long-term capital losses. As of December 31, 2020, the capital loss carryforwards utilized and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

Short-term Capital Loss Carryforward Utilized	Long-term Capital Loss Carryforward Utilized	Total	Remaining Short-term Capital Loss Carryforward	Remaining Long-term Capital Loss Carryforward	Total
$10,614,465	$1,816,681	$12,431,146	$13,510,135	—	$13,510,135
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2020 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2020 and 2019 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Total
2020	$ 210,325	—	$ 210,325
2019	$ 3,119,515	—	$ 3,119,515
E. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
F. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
G. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At June 30, 2021, the Fund was not a party to any repurchase transactions.
H. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
3. Risks and uncertainties
A. Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is often less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are often not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are often not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. There may also be less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the U.S. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. There is no limit on the amount that the Fund may invest in issuers located in a single country or in foreign countries in the aggregate. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

C. Recent events — Financial markets have experienced and may continue to experience significant volatility resulting from the spread of the virus known as COVID–19. The outbreak of COVID–19 has resulted in, among other things, travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.
4. Purchases and sales of securities — For the period ended June 30, 2021, purchases and sales of securities other than U.S. Government or Agency obligations and short-term investments aggregated $927,139,613 and $956,576,914, respectively. For long-term government obligations, there were $28,481,094 of purchases and $14,033,789 of sales.
5. Fees and expenses
A. Management fees — During the period ended June 30, 2021, the Fund incurred management fees of $1,428,404, paid or payable monthly to CGM, certain officers and employees of which are also officers and trustees of the Fund.

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund’s average daily net assets, 0.80% of the next $500 million of the Fund’s average daily net assets and 0.75% of such assets in excess of $1 billion of the Fund’s average daily net assets.
From May 1, 2020 through April 30, 2021, the investment adviser agreed to waive its fees and/or reimburse expenses of the Fund to the extent necessary to reduce the Fund's total annual operating expenses by 0.10%. As a result of the agreed waiver, for the period from January 1, 2021 through April 30, 2021, CGM waived $103,104 of its management fee.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for Securities and Exchange Commission ("SEC") compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $146,694, for the period ended June 30, 2021, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $124,533 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2021, each disinterested trustee will be compensated by the Trust with an annual fee of $90,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a disinterested trustee to lead the Board's efforts in overseeing those functions, who receives an additional $30,000 annually for the performance of such services. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

CGM MUTUAL FUND

ADDITONAL INFORMATION
(unaudited)
Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2021 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N–PORT, which is available on the SEC's website at www.sec.gov. Portfolio holdings are also disclosed in the Fund's quarterly reports. The Fund's four most recent quarterly reports can be obtained on the CGM Funds' website, www.cgmfunds.com.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
Advisory agreement approval:
In considering renewal of the CGM Mutual Fund Advisory Agreement, the Board considered the following factors and came to the following conclusions:
1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund (including advisory, investor services, compliance, accounting and administrative personnel) was very high. The Board also considered the investment performance of the Fund and reviewed information regarding the performance of the Fund as compared to market indices and two universes of other funds (balanced funds and mixed-asset target allocation growth funds) provided by Broadridge, Inc., an independent provider of investment company data. The Board noted the Fund’s below-average performance for the one-, three-, five- and ten-year periods ended December 31, 2020, in each case as compared with funds in the two Broadridge performance universes. The Board also considered more recent information indicating that the Fund’s performance had improved relative to that of its peers. Throughout the year, the Board engaged in regular discussions with CGM’s portfolio manager regarding the Fund’s performance and the portfolio manager’s investment thesis and positioning of the Fund’s portfolio. The Board considered that CGM manages the Fund’s investments with a focus on global trends and developments, and noted both the risks and the potential benefits of such an investment strategy. The Board concluded that, overall, the nature, extent and quality of services provided by CGM under the Advisory Agreement were sufficient for its renewal.
2. The Board discussed the costs of the services provided and profits realized by CGM from its relationship with the Fund. The Board also compared the profit margin of CGM with public information on the profit margins of a number of publicly held investment advisory firms. The Board found that CGM’s profit margin was reasonable and not excessive.
3. The Board considered whether economies of scale might be realized with growth in the Fund, but in light of the fact that the Fund continued to experience net redemptions in 2020 and the relatively small size of the Fund, the Board determined that there was no need to seek adjustments to the break point structure of the advisory fees paid by the Fund at this time.

CGM MUTUAL FUND

ADDITONAL INFORMATION (continued)
(unaudited)
4. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by     Broadridge, Inc. The Board noted that the overall expense ratio of the Fund and the advisory fee paid by the Fund were above the medians for the mutual funds included in the Broadridge expense universe, but concluded that this was reasonable due to the fact that the Fund maintained a higher percentage of equities in its portfolio than many other balanced mutual funds and that the equity portion of the Fund’s portfolio is more actively managed than the equity holdings of many other balanced mutual funds. The Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.
In addition to the foregoing, the Board reviewed the brokerage commissions paid by the Fund and concluded that they were reasonable, particularly given the Fund's relatively small size and CGM's focus on best execution. The Board also considered possible fall-out benefits to CGM from its relationship with the Fund. The Board did not find any such fall-out benefits to be unreasonable or inconsistent with CGM’s role as investment adviser to the Fund.
The Independent Trustees evaluated the considerations discussed above in light of the legal advice furnished to them by their independent counsel, including as to the legal standards applicable to their considerations, and acted in the exercise of their business judgment.

CGM MUTUAL FUND

FUND EXPENSES
(unaudited)

As a shareholder of CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 to June 30, 2021.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/21	Ending Account Value 06/30/21	Expenses Paid During Period* 01/01/21 - 06/30/21
Actual	$1,000.00	$1,228.20	$6.30
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.71
* Expenses are equal to the Fund’s annualized expense ratio of 1.14%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
LESLIE A. LAKE
J. BAUR WHITTLESEY

OFFICERS
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, President & Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President & Anti-Money Laundering Compliance Officer
& Director of Human Resources
DEIDRA K. HEWARDT, Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
TONY FIGUEIREDO, Vice President

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

TRANSFER AGENT
DST ASSET MANAGER SOLUTIONS, INC. P.O. Box 219252 Kansas City, Missouri 64121-9252

TELEPHONE NUMBERS
For information about:
■	Account Procedures
■	Purchases
■	Redemptions
■	Exchanges Call 800-343-5678
■	New Account Procedures and Status
■	Prospectus & SAI
■	Performance
■	Proxy Voting Policies and Voting Records
■	Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters Call 800-345-4048

MAILING ADDRESS
The CGM Funds
c/o DST Asset Manager Solutions, Inc.
P.O. Box 219252
Kansas City, MO 64121-9252

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RQR221	Printed in U.S.A.
CGM
Realty Fund

109th Quarterly Report
June 30, 2021

A No-Load Fund

To Our Shareholders:

CGM Realty Fund increased 4.4% during the second quarter of 2021 compared to a return of 8.6% for the Standard and Poor’s 500 Index (“S&P 500 Index”) and 11.9% for the Standard and Poor’s U.S. REIT Index. For the first six months of the year, CGM Realty Fund returned 13.6%, the S&P 500 Index returned 15.3% and the Standard and Poor’s U.S. REIT Index returned 21.7%.
Stocks surged at the start of the second quarter of the year with the S&P 500 Index closing above 4,000 for the first time on April 1. The U.S. economic rebound from the pandemic shutdown accelerated as vaccination rates increased in much of the country and additional government stimulus payments reached American pockets. The Commerce Department reported that household income surged 21.1% in March, the largest monthly expansion on record. Increased income helped fuel a 4.2% jump in consumer spending and a 9.8% leap in retail sales for March. Despite global production delays and supply chain bottlenecks, manufacturing demand continued to grow with durable goods orders rising by 0.5% in March. The Federal Reserve also reported a solid 2.7% increase in industrial production in March and the Institute for Supply Management’s Purchasing Managers Index for U.S. factories reflected healthy expansion across all major industries. While the technology sector wobbled on fears of inflation, the broad market continued to reach record highs. Stocks reacted favorably in late April when the Commerce Department reported that first quarter GDP increased 6.4%, returning the overall economy close to its size in late 2019, before the pandemic struck.
In early May, the market pulled back when Treasury Secretary Janet Yellen initially indicated the Fed may need to raise interest rates to keep inflation in check but recovered when she clarified her comments and reiterated the Fed’s position that the current inflationary environment will be temporary. However, the market continued to react to harbingers of rising inflation, including shipping disruptions, expanding consumer demand and labor shortages. Soaring commodity prices are additional precursors to inflation and copper hit a record high for the first time in ten years. Inflation fears and the threat of rising rates depressed technology stocks which briefly pressured other major sectors of the market. However, bank stocks recovered quickly as their earnings normally benefit from inflation and higher interest rates. Rising consumer prices also weighed stocks down though Commerce Department news that orders for core capital goods jumped 2.3% in April and an encouraging weekly Labor Department jobs report calmed the markets enough to close the month slightly higher.
In early June, the Labor Department reported the Consumer Price Index surged 5% in May from the previous year, its largest increase in almost 13 years. This, following a 4.2% increase in the CPI in April provided more evidence of an upward inflationary trend. Stocks continued to climb when the Labor Department reported a drop in the May unemployment rate to 5.8% as employment expanded by 559,000. The market retreated when the Fed suggested interest rates may need to rise sooner than it initially forecast in order to keep the economy from overheating, possibly from near zero to about 0.6% by late 2023. The Fed also discussed scaling back its bond buying program but clarified it did not plan to curtail quantitative easing until it sees sustained 2.0% inflation and further strength in employment numbers. Labor force recovery slowed but continued to improve through the second quarter and reports of weekly jobless claims in June remained down significantly from the beginning of the year. Much of the recent employment growth has occurred in the service sector as the economy continues to reopen. The employment data released was strong enough to boost both growth and value stocks and push the S&P 500 Index to close the quarter at yet another record high.
The yield on the 10-year U.S. Treasury bond was 1.7% at the beginning of the second quarter and declined slightly to close the quarter at 1.5%. The yield stayed within a small range throughout the quarter and ultimately dropped in response to the possibilities of reduced government spending and the Fed’s tightening of its monetary policy. The S&P 500 was priced at 31.0 times the trailing twelve-
1

CGM REALTY FUND

month earnings at the end of the quarter. While the broad market continues to remain extremely expensive, we are encouraged by opportunities in companies with low to moderate valuations and solid fundamentals.
On June 30, 2021, CGM Realty Fund was 74.2% invested in real estate investment trusts, including 28.5% in self storage REITs and 21.4% in residential REITs. The Fund also held 15.2% in metals and mining companies. The Fund’s three largest holdings were Life Storage, Inc., Extra Space Storage Inc. and Public Storage (self storage REITs).
David C. Fietze
President

July 2, 2021

2

CGM REALTY FUND

INVESTMENT PERFORMANCE
(unaudited)
Total Returns for Periods Ended June 30, 2021

	The Fund's Cumulative Total Return (%)		The Fund's Average Annual Total Return (%)

10 Years	+	66.2	+	5.2
5 Years	+	27.3	+	4.9
1 Year	+	34.7	+	34.7
3 Months	+	4.4		—
The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.
3

CGM REALTY FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2021
(unaudited)
COMMON STOCKS

Real Estate Investment Trusts	Percent of Net Assets
Self Storage	28.5%
Residential	21.4
Lodging and Resorts	14.8
Retail	6.0
Office and Industrial	3.5
Other Common Stocks
Metals and Mining	15.2
Real Estate Services	4.8
Miscellaneous	3.7

SCHEDULE OF INVESTMENTS as of June 30, 2021
(unaudited)

COMMON STOCKS — 97.9% OF TOTAL NET ASSETS
REAL ESTATE INVESTMENT TRUSTS — 74.2%

Lodging and Resorts — 14.8%	Shares	Value(a)
DiamondRock Hospitality Company (b)	500,000	$4,850,000
Park Hotels & Resorts Inc. (b)	1,160,000	23,907,600
Ryman Hospitality Properties, Inc. (b)	270,000	21,319,200
Sunstone Hotel Investors, Inc. (b)	1,770,000	21,983,400
		72,060,200
Office and Industrial — 3.5%
First Industrial Realty Trust, Inc.	100,000	5,223,000
Prologis, Inc.	100,000	11,953,000
		17,176,000
Residential — 21.4%
American Homes 4 Rent	660,000	25,641,000
AvalonBay Communities, Inc.	110,000	22,955,900
Camden Property Trust	45,000	5,970,150
Essex Property Trust, Inc.	80,000	24,000,800
Invitation Homes Inc.	690,000	25,730,100
		104,297,950
Retail — 6.0%
Brixmor Property Group Inc.	350,000	8,011,500
Federal Realty Investment Trust	55,000	6,444,350
Regency Centers Corporation	100,000	6,407,000
Urban Edge Properties	450,000	8,595,000
		29,457,850

See accompanying notes to financial statements.
4

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of June 30, 2021 (continued)
(unaudited)
COMMON STOCKS (continued)

Self Storage — 28.5%	Shares	Value(a)
CubeSmart	560,000	$25,939,200
Extra Space Storage Inc.	180,000	29,487,600
Life Storage, Inc.	280,000	30,058,000
National Storage Affiliates Trust	500,000	25,280,000
Public Storage	95,000	28,565,550
		139,330,350

TOTAL REAL ESTATE INVESTMENTS TRUSTS (Identified cost $345,347,860)		362,322,350

OTHER COMMON STOCKS — 23.7%

Metals and Mining — 15.2%
Freeport-McMoRan Inc.	700,000	25,977,000
Turquoise Hill Resources Ltd. (b)	1,518,000	25,608,660
Vale S.A. ADR	1,000,000	22,810,000
		74,395,660
Miscellaneous — 3.7%
The Howard Hughes Corporation (b)	182,000	17,737,720

Real Estate Services — 4.8%
Jones Lang LaSalle Incorporated (b)	120,000	23,455,200

TOTAL OTHER COMMON STOCKS (Identified cost $115,523,454)		115,588,580

TOTAL INVESTMENTS — 97.9% (Identified cost $460,871,314)		477,910,930
Cash and receivables		15,070,529
Liabilities		(4,616,816)
TOTAL NET ASSETS — 100.0%		$488,364,643

(a)	See Note 2A.
(b)	Non-income producing security.

 ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S. or Canada.

See accompanying notes to financial statements.
5

CGM REALTY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021
(unaudited)

Assets
Investments in securities, at value:
(Identified cost $460,871,314)		$477,910,930
Cash		8,207,085
Receivable for:
Securities sold	$5,793,773
Shares of the Fund sold	100
Dividends and interest	1,048,845
Reimbursement from investment adviser	20,726	6,863,444
Total assets		492,981,459

Liabilities
Payable for:
Securities purchased	3,919,320
Shares of the Fund redeemed	159,135	4,078,455
Accrued expenses:
Management fees	351,766
Trustees’ fees	29,351
Accounting, administration and compliance expenses	33,596
Transfer agent fees	71,995
Other expenses	51,653	538,361
Total liabilities		4,616,816
Net Assets		$488,364,643

Net assets consist of:
Capital paid-in		$461,299,851
Accumulated gain		27,064,792
Net Assets		$488,364,643

Shares of beneficial interest outstanding, no par value		17,631,891

Net asset value per share*		$27.70
* Shares of the Fund are sold and redeemed at net asset
value ($488,364,643 ÷ 17,631,891 ).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2021
(unaudited)

Investment Income
Income:
Dividends (net of withholding tax of
$69,897)*	$7,085,309
7,085,309

Expenses:
Management fees	2,077,878
Trustees’ fees	59,193
Accounting, administration and compliance expenses	210,291
Custodian fees and expenses	47,131
Transfer agent fees	182,031
Audit and tax services	30,041
Legal	51,353
Printing	19,829
Registration fees	13,042
Miscellaneous expenses	3,283
2,694,072
Less expense waiver	(202,349)
Net expenses	2,491,723
Net investment income	4,593,586

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments	69,719,009
Net change in unrealized depreciation on investments	(12,596,109)
Net realized and unrealized gains on investments	57,122,900

Change in Net Assets from Operations	$61,716,486

*Includes non-recurring dividends of $1,125,600.
See accompanying notes to financial statements.
6

CGM REALTY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
From Operations
Net investment income	$4,593,586	$3,893,896
Net realized gains (losses) on investments and foreign currency transactions	69,719,009	(50,956,445)
Net change in unrealized appreciation (depreciation) on investments	(12,596,109)	17,175,649
Change in net assets from operations	61,716,486	(29,886,900)

From Distributions to Shareholders
Total distributions	(2,823,472)	(3,974,615)

From Capital Share Transactions
Proceeds from sale of shares	1,791,597	4,170,782
Net asset value of shares issued in connection with reinvestment of distributions	2,541,050	3,511,453
	4,332,647	7,682,235
Cost of shares redeemed	(37,519,356)	(103,167,096)
Change in net assets derived from capital share transactions	(33,186,709)	(95,484,861)
Total change in net assets	25,706,305	(129,346,376)

Net Assets
Beginning of period	462,658,338	592,004,714
End of period	$488,364,643	$462,658,338

Number of Shares of the Fund:
Issued from sale of shares	65,729	189,736
Issued in connection with reinvestment of distributions	88,353	178,951
	154,082	368,687
Redeemed	(1,400,618)	(4,542,572)
Net change	(1,246,536)	(4,173,885)

See accompanying notes to financial statements.
7

CGM REALTY FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (unaudited)			For the Year Ended December 31,
				2020		2019	2018	2017	2016
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$24.51			$25.68		$25.31	$32.19	$29.67	$29.27
Net investment income (a)	0.25	(b)		0.19		0.61	0.44	0.19	0.10
Net realized and unrealized gains (losses) on investments and foreign currency transactions	3.10			(1.17)		0.39	(6.92)	9.52	0.68
Total from investment operations	3.35			(0.98)		1.00	(6.48)	9.71	0.78

Dividends from net investment income	(0.16)			(0.19)		(0.63)	(0.40)	(0.24)	(0.11)
Distributions from net short-term realized gains	—			—		—	—	(6.54)	—
Distributions from net long-term realized gains	—			—		—	—	(0.41)	(0.27)
Total distributions	(0.16)			(0.19)		(0.63)	(0.40)	(7.19)	(0.38)

Net increase (decrease) in net asset value	3.19			(1.17)		0.37	(6.88)	2.52	0.40
Net asset value at end of period	$27.70			$24.51		$25.68	$25.31	$32.19	$29.67

Total return (%)	13.6			(3.6)		3.9	(20.2)	32.8	2.7

Ratios:
Net operating expenses after waiver (%)**	1.02	*	(c)	1.05	(c)	1.04	0.98	0.97	0.99
Total operating expenses before waiver (%)**	1.10	*	(c)	1.12	(c)	1.04	0.98	0.97	0.99
Net investment income (%)**	1.88	*	(b)	0.83		2.27	1.50	0.57	0.35
Portfolio turnover (%)	616	*		567	(d)	264	239	269	241
Net assets at end of period (in thousands) ($)	488,365	462,658			592,005		685,914	1,004,793	870,995
(a) Per share net investment income has been calculated using the average shares outstanding during the period.
(b) Net Investment income per share reflects a non-cash dividend which amounted to $0.06 per share. Excluding this non-cash dividend, the ratio of net investment income to average net assets would have been 1.42%.
(c) The effective date of the expense waiver was May 1, 2020. The expense waiver was renewed at a reduced rate on May 1, 2021.
(d) The increase in the turnover ratio from prior year was due to the decrease in the average market value and an increase in trading activity.
* Calculated on an annualized basis.
** Calculated based on average net assets.

See accompanying notes to financial statements.
8

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2021
(unaudited)

1. Organization — CGM Realty Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund’s investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”).
2. Significant accounting policies — Management has evaluated the events and transactions from June 30, 2021 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:
•    Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•    Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

9

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
•    Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$477,910,930	—	—
	Total	$477,910,930	—	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes and fees, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.
C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code ("IRC") applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
10

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of June 30, 2021, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$10,175,736	—	$16,889,054
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2021 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$461,021,876	$23,607,811	$(6,718,757)	$16,889,054
The Fund is permitted to carry forward capital losses for an unlimited period, and such losses, when carried forward, retain their character as either short-term or long-term capital losses. As of December 31, 2020, the capital loss carryforwards utilized and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

Short-term Capital Loss Carryforward Utilized	Long-term Capital Loss Carryforward Utilized	Total	Remaining Short-term Capital Loss Carryforward	Remaining Long-term Capital Loss Carryforward	Total
—	—	—	$41,522,671	$18,447,323	$59,969,994
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2020 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

11

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
    The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2020 and 2019 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total

2020	$ 3,974,615	—	—	$ 3,974,615
2019	$ 15,462,280	—	—	$ 15,462,280
E. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
F. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
G. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At June 30, 2021, the Fund was not a party to any repurchase transactions.
H. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
12

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
3. Risks and uncertainties
A. Risks associated with focused investing —The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, the Fund invests primarily in companies in the real estate industry, including REITs. Funds with a concentration are particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is often less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are often not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are often not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. There may also be less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the U.S. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. There is no limit on the amount that the Fund may invest in issuers located in a single country or in foreign countries in the aggregate. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

C. Recent events — Financial markets have experienced and may continue to experience significant volatility resulting from the spread of the virus known as COVID–19. The outbreak of COVID–19 has resulted in, among other things, travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.
4. Purchases and sales of securities — For the period ended June 30, 2021, purchases and sales of securities other than short-term investments aggregated $1,435,556,011 and $1,466,728,501, respectively.
13

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
5. Fees and expenses
A. Management fees — During the period ended June 30, 2021, the Fund incurred management fees of $2,077,878, paid or payable monthly to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund’s average daily net assets and 0.75% on amounts in excess of $500 million of the Fund’s average daily net assets.
For the period from May 1, 2020 through April 30, 2021, the investment adviser agreed to waive its fees and/or reimburse expenses of the Fund to the extent necessary to reduce the Fund's total annual operating expenses by 0.10%. For the period from May 1, 2021 through April 30, 2022, the investment adviser has agreed to waive its fees and/or reimburse expenses of the Fund to the extent necessary to reduce the Fund's total annual operating expenses by 0.05%. This arrangement may not be terminated prior to April 30, 2022 without the consent of the Fund's Board of Trustees. As a result of the agreed waivers, year-to-date, CGM waived $202,349 of its management fee.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for Securities and Exchange Commission ("SEC") compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $210,291, for the period ended June 30, 2021, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $173,852 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2021, each disinterested trustee will be compensated by the Trust with an annual fee of $90,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a disinterested trustee to lead the Board's efforts in overseeing those functions, who receives an additional $30,000 annually for the performance of such services. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

14

CGM REALTY FUND

ADDITIONAL INFORMATION
(unaudited)
Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2021 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N–PORT, which is available on the SEC's website at www.sec.gov. Portfolio holdings are also disclosed in the Fund's quarterly reports. The Fund's four most recent quarterly reports can be obtained on the CGM Funds' website, www.cgmfunds.com.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
Advisory agreement approval:
In considering renewal of the CGM Realty Fund Advisory Agreement, the Board considered the following factors and came to the following conclusions:
1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund (including advisory, investor services, compliance, accounting and administrative personnel) was very high. The Board also considered the investment performance of the Fund and reviewed information regarding the performance of the Fund as compared to market indices and a universe of other real estate funds provided by Broadridge, Inc., an independent provider of investment company data. The Board noted the above-average performance of the Fund for the one-year time period and the below-average performance of the Fund for the three-, five-, and ten-year time periods ended December 31, 2020, in each case as compared to other funds in the real estate funds universe. The Board also considered more recent information indicating that the Fund’s performance had improved relative to that of its peers. Throughout the year, the Board engaged in regular discussions with CGM’s portfolio manager regarding the Fund’s performance and the portfolio manager’s investment thesis and positioning of the Fund’s portfolio. The Board considered that CGM manages the Fund’s investments with a focus on global trends and developments, and noted both the risks and the potential benefits of such an investment strategy. The Board concluded that, overall, the nature, extent and quality of services provided by CGM under the Advisory Agreement were sufficient for its renewal.
2. The Board discussed the costs of the services provided and profits realized by CGM from its relationship with the Fund. The Board also compared the profit margin of CGM with public information on the profit margins of a number of publicly held investment advisory firms. The Board found that CGM’s profit margin was reasonable and not excessive.
3. The Board considered whether economies of scale might be realized with growth in the Fund but in light of the fact that the Fund continued to experience net redemptions in 2020, the Board determined that there was no need to seek adjustments to the break point structure of the advisory fees paid by the Fund at this time.
4. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Broadridge, Inc. The Board noted that the overall expense ratio of the Fund was above the median overall expense ratio
15

CGM REALTY FUND

ADDITIONAL INFORMATION (continued)
(unaudited)
of mutual funds included in the Broadridge expense universe. The Board considered that the advisory fee paid by the Fund was above the median for the mutual funds included in the Broadridge expense universe, but concluded that the fee was reasonable in light of CGM’s active investment style and the fact that unlike many real estate mutual funds the Fund has flexibility to invest in companies other than REITs that are connected to the real estate industry. In addition, the Board noted that CGM had agreed to waive a portion of the Fund’s advisory fees and/or reimburse a portion of the Fund’s expenses for the period from May 1, 2021 to April 30, 2022. The Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.
In addition to the foregoing, the Board reviewed the brokerage commissions of the Fund and concluded that they were reasonable, particularly given CGM’s focus on best execution. The Board also considered possible fall-out benefits to CGM from its relationship with the Fund. The Board did not find any such fall-out benefits to be unreasonable or inconsistent with CGM’s role as investment adviser to the Fund.
The Independent Trustees evaluated the considerations discussed above in light of the legal advice furnished to them by their independent counsel, including as to the legal standards applicable to their considerations, and acted in the exercise of their business judgment.

16

CGM REALTY FUND

FUND EXPENSES
(unaudited)

As a shareholder of CGM Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 to June 30, 2021.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/21	Ending Account Value 06/30/21	Expenses Paid During Period* 01/01/21 - 06/30/21
Actual	$1,000.00	$1,136.36	$5.39
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.10
* Expenses are equal to the Fund’s annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
17

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
LESLIE A. LAKE
J. BAUR WHITTLESEY

OFFICERS
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, President & Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President & Anti-Money Laundering Compliance Officer
& Director of Human Resources
DEIDRA K. HEWARDT, Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
TONY FIGUEIREDO, Vice President

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

TRANSFER AGENT
DST ASSET MANAGER SOLUTIONS, INC. P.O. Box 219252 Kansas City, Missouri 64121-9252

TELEPHONE NUMBERS
For information about:
■	Account Procedures
■	Purchases
■	Redemptions
■	Exchanges Call 800-343-5678
■	New Account Procedures and Status
■	Prospectus & SAI
■	Performance
■	Proxy Voting Policies and Voting Records
■	Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters Call 800-345-4048

MAILING ADDRESS
The CGM Funds
c/o DST Asset Manager Solutions, Inc.
P.O. Box 219252
Kansas City, MO 64121-9252

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FQR221	Printed in U.S.A.
CGM
Focus Fund

95th Quarterly Report
June 30, 2021

A No-Load Fund

To Our Shareholders:

CGM Focus Fund increased 3.3% during the second quarter of 2021 compared to a return of 8.6% for the Standard and Poor’s 500 Index (“S&P 500 Index”). For the first six months of the year, CGM Focus Fund returned 28.3% and the S&P 500 Index returned 15.3%.
Stocks surged at the start of the second quarter of the year with the S&P 500 Index closing above 4,000 for the first time on April 1. The U.S. economic rebound from the pandemic shutdown accelerated as vaccination rates increased in much of the country and additional government stimulus payments reached American pockets. The Commerce Department reported that household income surged 21.1% in March, the largest monthly expansion on record. Increased income helped fuel a 4.2% jump in consumer spending and a 9.8% leap in retail sales for March. Despite global production delays and supply chain bottlenecks, manufacturing demand continued to grow with durable goods orders rising by 0.5% in March. The Federal Reserve also reported a solid 2.7% increase in industrial production in March and the Institute for Supply Management’s Purchasing Managers Index for U.S. factories reflected healthy expansion across all major industries. While the technology sector wobbled on fears of inflation, the broad market continued to reach record highs. Stocks reacted favorably in late April when the Commerce Department reported that first quarter GDP increased 6.4%, returning the overall economy close to its size in late 2019, before the pandemic struck.
In early May, the market pulled back when Treasury Secretary Janet Yellen initially indicated the Fed may need to raise interest rates to keep inflation in check but recovered when she clarified her comments and reiterated the Fed’s position that the current inflationary environment will be temporary. However, the market continued to react to harbingers of rising inflation, including shipping disruptions, expanding consumer demand and labor shortages. Soaring commodity prices are additional precursors to inflation and copper hit a record high for the first time in ten years. Inflation fears and the threat of rising rates depressed technology stocks which briefly pressured other major sectors of the market. However, bank stocks recovered quickly as their earnings normally benefit from inflation and higher interest rates. Rising consumer prices also weighed stocks down though Commerce Department news that orders for core capital goods jumped 2.3% in April and an encouraging weekly Labor Department jobs report calmed the markets enough to close the month slightly higher.
In early June, the Labor Department reported the Consumer Price Index surged 5% in May from the previous year, its largest increase in almost 13 years. This, following a 4.2% increase in the CPI in April provided more evidence of an upward inflationary trend. Stocks continued to climb when the Labor Department reported a drop in the May unemployment rate to 5.8% as employment expanded by 559,000. The market retreated when the Fed suggested interest rates may need to rise sooner than it initially forecast in order to keep the economy from overheating, possibly from near zero to about 0.6% by late 2023. The Fed also discussed scaling back its bond buying program but clarified it did not plan to curtail quantitative easing until it sees sustained 2.0% inflation and further strength in employment numbers. Labor force recovery slowed but continued to improve through the second quarter and reports of weekly jobless claims in June remained down significantly from the beginning of the year. Much of the recent employment growth has occurred in the service sector as the economy continues to reopen. The employment data released was strong enough to boost both growth and value stocks and push the S&P 500 Index to close the quarter at yet another record high.
The yield on the 10-year U.S. Treasury bond was 1.7% at the beginning of the second quarter and declined slightly to close the quarter at 1.5%. The yield stayed within a small range throughout the quarter and ultimately dropped in response to the possibilities of reduced government spending and the Fed’s tightening of its monetary policy. The S&P 500 was priced at 31.0 times the trailing twelve-month earnings at the end of the quarter. While the broad market continues to remain extremely expensive, we are encouraged by opportunities in companies with low to moderate valuations and solid fundamentals.
1

CGM FOCUS FUND

On June 30, 2021, CGM Focus Fund was 23.8% invested in retail, 15.9% invested in consumer products and 8.4% invested in commercial banks. The Fund’s three largest holdings were The Buckle, Inc. (retail), Philip Morris International Inc. (beverages and tobacco) and OneMain Holdings, Inc. (financial services – miscellaneous).
David C. Fietze
President

July 2, 2021
2

CGM FOCUS FUND

INVESTMENT PERFORMANCE
(unaudited)
Total Returns for Periods Ended June 30, 2021

	The Fund's Cumulative Total Return (%)		The Fund's Average Annual Total Return (%)

10 Years	+	34.1	+	3.0
5 Years	+	24.4	+	4.5
1 Year	+	69.6	+	69.6
3 Months	+	3.3		—
The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

3

CGM FOCUS FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2021
(unaudited)
COMMON STOCKS

Industry	Percent of Net Assets
Retail	23.8%
Consumer Products	15.9
Commercial Banks	8.4
Oil - Independent Production	7.3
Beverages and Tobacco	5.5
Financial Services - Miscellaneous	5.4
Insurance	5.1
Metals and Mining	5.1
Health Care Services	5.0
Oil Service	4.3
Aluminum	3.9
Auto and Related	3.1
Vehicle Assembly	3.0
Food - Packaging and Miscellaneous	2.5

SCHEDULE OF INVESTMENTS as of June 30, 2021
(unaudited)
COMMON STOCKS — 98.3% OF TOTAL NET ASSETS

Aluminum — 3.9%	Shares	Value(a)
Alcoa Inc. (b)	420,000	$15,472,800

Auto and Related — 3.1%
Asbury Automotive Group, Inc. (b)	10,000	1,713,700
AutoNation, Inc. (b)	20,000	1,896,200
Lithia Motors, Inc.	20,000	6,872,800
Penske Automotive Group, Inc.	20,000	1,509,800
Sonic Automotive, Inc.	10,000	447,400
		12,439,900
Beverages and Tobacco — 5.5%
Philip Morris International Inc.	220,000	21,804,200

Commercial Banks — 8.4%
Bank of America Corporation	450,000	18,553,500
JPMorgan Chase & Co.	95,000	14,776,300
		33,329,800

	83,046,700
See accompanying notes to financial statements.
4

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of June 30, 2021 (continued)
(unaudited)
COMMON STOCKS (continued)		309,017,950

Consumer Products — 15.9%	Shares	Value(a)
Aaron's, Inc.	460,000	$14,715,400
Best Buy Co., Inc.	180,000	20,696,400
PROG Holdings Inc	210,000	10,107,300
Rent-A-Center, Inc.	335,000	17,778,450
		63,297,550
Financial Services - Miscellaneous — 5.4%
OneMain Holdings, Inc.	360,000	21,567,600

Food - Packaging and Miscellaneous — 2.5%
O-I Glass, Inc. (b)	600,000	9,798,000

Health Care Services — 5.0%
Select Medical Holdings Corporation	475,000	20,073,500

Insurance — 5.1%
Prudential Financial, Inc.	200,000	20,494,000

Metals and Mining — 5.1%
Cleveland-Cliffs Inc. (b)	950,000	20,482,000

Oil - Independent Production — 7.3%
Callon Petroleum Company (b)	80,000	4,615,200
Diamondback Energy, Inc.	170,000	15,961,300
Petroleo Brasileiro S.A. - Petrobras ADR	700,000	8,561,000
		29,137,500
Oil Service — 4.3%
Halliburton Company	750,000	17,340,000

Retail — 23.8%
Dick’s Sporting Goods, Inc.	210,000	21,039,900
Signet Jewelers Limited (b)	250,000	20,197,500
The Buckle, Inc.	530,000	26,367,500
The Children's Place Retail Stores, Inc. (b)	140,000	13,028,400
Williams-Sonoma, Inc.	90,000	14,368,500
		95,001,800
Vehicle Assembly — 3.0%
Stellantis N.V.	600,000	11,826,000

See accompanying notes to financial statements.
5

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of June 30, 2021 (continued)
(unaudited)
		Value(a)
TOTAL INVESTMENTS — 98.3% (Identified cost $386,811,622)		$392,064,650
	Cash and receivables	39,339,988
	Liabilities	(32,404,603)
TOTAL NET ASSETS — 100.0%		$399,000,035

(a)	See Note 2A.
(b)	Non-income producing security.

ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S. or Canada.

	83,046,700
	309,017,950

See accompanying notes to financial statements.
6

CGM FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021
(unaudited)

Assets
Investments in securities, at value:
(Identified cost $386,811,622)		$392,064,650
Cash		8,786,453
Deposits with brokers for short sales		57,477
Receivable for:
Securities sold	$29,810,742
Shares of the Fund sold	450
Dividends and interest	651,715
Reimbursement from investment adviser	33,151	30,496,058
Total assets		431,404,638
Liabilities
Payable for:
Securities purchased	31,471,904
Shares of the Fund redeemed	405,318	31,877,222
Accrued expenses:
Management fees	331,512
Trustees’ fees	23,608
Accounting, administration and compliance expenses	26,775
Transfer agent fees	90,692
Other expenses	54,794	527,381
Total liabilities		32,404,603
Net Assets		$399,000,035

Net Assets consist of:
Capital paid-in		$518,428,595
Accumulated loss		(119,428,560)
Net Assets		$399,000,035
Shares of beneficial interest outstanding, no par value		9,434,305
Net asset value per share*		$42.29
* Shares of the Fund are sold and redeemed at net asset
value ($399,000,035 ÷ 9,434,305).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2021
(unaudited)

Investment Income
Income:
Dividends (net of withholding tax of
$7,872)	$3,379,293
3,379,293

Expenses:
Management fees	1,956,526
Trustees’ fees	47,611
Accounting, administration and compliance expenses	167,592
Custodian fees and expenses	40,874
Transfer agent fees	255,874
Audit and tax services	30,041
Legal	38,433
Printing	25,935
Registration fees	13,885
Interest expenses on short sales	83
Miscellaneous expenses	3,283
2,580,137
Less expense waiver	(195,653)
Net expenses	2,384,484
Net investment income	994,809

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments	130,801,360
Net change in unrealized depreciation on investments	(37,667,224)

Net realized and unrealized gains on investments	93,134,136
Change in Net Assets from Operations	$94,128,945

See accompanying notes to financial statements.
7

CGM FOCUS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
From Operations
Net investment income (loss)	$994,809	$(872,763)
Net realized gains on investments	130,801,360	7,009,363
Net change in unrealized depreciation on investments	(37,667,224)	(36,439,057)
Change in net assets from operations	94,128,945	(30,302,457)

From Distributions to Shareholders
Total distributions	—	(52,305)

From Capital Share Transactions
Proceeds from sale of shares	1,678,094	2,745,002
Net asset value of shares issued in connection with reinvestment of distributions	—	47,859
	1,678,094	2,792,861
Cost of shares redeemed	(39,013,416)	(69,317,383)
Change in net assets derived from capital share transactions	(37,335,322)	(66,524,522)
Total change in net assets	56,793,623	(96,879,284)

Net Assets
Beginning of period	342,206,412	439,085,696
End of period	$399,000,035	$342,206,412

Number of Shares of the Fund:
Issued from sale of shares	42,294	100,094
Issued in connection with reinvestment of distributions	—	1,447
	42,294	101,541
Redeemed	(986,224)	(2,457,683)
Net change	(943,930)	(2,356,142)

See accompanying notes to financial statements.
8

CGM FOCUS FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (unaudited)			For the Year Ended December 31,
				2020		2019		2018		2017		2016
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$32.97			$34.48		$40.06		$53.35		$42.74		$39.20
Net investment income (loss) (a)(b)	0.10			(0.08)		0.22		(0.12)	(c)	(0.67)		(0.41)
Net realized and unrealized gains (losses) on investments and foreign currency transactions	9.22			(1.42)		(5.50)		(13.03)		11.28		3.95
Total from investment operations	9.32			(1.50)		(5.28)		(13.15)		10.61		3.54

Dividends from net investment income	—			(0.01)		(0.30)		(0.14)		—		—

Net increase (decrease) in net asset value	9.32			(1.51)		(5.58)		(13.29)		10.61		3.54
Net asset value at end of period	$42.29			$32.97		$34.48		$40.06		$53.35		$42.74

Total return (%)	28.3			(4.3)		(13.1)		(24.7)		24.8		9.0
Ratios:
Net operating expenses after waiver (%)**	1.22	*		1.33		1.32		1.18		1.16		1.20
Dividend and Interest expenses on short positions (%)**	—	*		0.32		0.44		1.27		1.92		1.25
Total net expenses after waiver (%)**	1.22	*	(d)	1.65	(d)	1.76		2.45		3.08		2.45
Total operating expenses before waiver (%)**	1.32	*		1.40		1.32		1.18		1.16		1.20
Dividend and interest expenses on short positions (%)**	0.00	*		0.32		0.44		1.27		1.92		1.25
Total expenses before waiver (%)**	1.32	*	(d)	1.72	(d)	1.76		2.45		3.08		2.45
Net investment income (loss) (%)**	0.51	*		(0.28)		0.60		(0.24)	(c)	(1.38)		(1.13)
Portfolio turnover (%)	926	*		884	(e)	451	(f)	403	(f)	388	(f)	334	(f)
Net assets at end of period (in thousands) ($)	399,000			342,206	439,086		650,199		997,714		936,846
(a) Net investment income per share excluding all related
short sale income and expenses ($)	0.10			0.01		0.38		0.51		0.26		0.04
(b) Per share net investment income (loss) has been calculated using average shares outstanding during the period.
(c) Net Investment loss per share reflects non-recurring dividends which amounted to $0.17 per share. Excluding these non-recurring dividends, the ratio of net investment loss to average net assets would have been (0.58)%.
(d) Effective date of the expense waiver was May 1, 2020.
(e) The increase in the turnover ratio from prior year was due to the decrease in the average market value.
(f) Includes short sale bond transactions.
* Calculated on an annualized basis.
** Calculated based on average net assets.

See accompanying notes to financial statements.
9

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2021
(unaudited)
1. Organization — CGM Focus Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on September 3, 1997. The Fund’s investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than other diversified mutual funds. In addition, should the investment outlook of the Fund’s investment adviser so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific securities of one or more companies, or declines in market indexes or government securities.
2. Significant accounting policies — Management has evaluated the events and transactions from June 30, 2021 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities held long are valued at the current closing bid and if held short are valued at the current closing ask, as last reported by a pricing service approved by the Board.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:
•    Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
10

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
•    Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
•    Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$392,064,650	—	—
	Total	$392,064,650	—	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income and expense is recorded on the ex-dividend date net of applicable foreign taxes and fees, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income and expense is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in real estate investment trusts (“REITs”) may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Distributions from publicly traded partnerships are generally recorded based on the characterization reported on the Fund’s schedule K-1 received from the partnership. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.
11

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code ("IRC") applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of June 30, 2021, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$696,424	—	$415,014
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2021 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$391,649,636	$14,386,236	$(13,971,222)	$415,014
The Fund is permitted to carry forward capital losses for an unlimited period, and such losses, when carried forward, retain their character as either short-term or long-term capital losses. As of December 31, 2020, the capital loss carryforwards utilized and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

Short-term Capital Loss Carryforward Utilized	Long-term Capital Loss Carryforward Utilized	Total	Remaining Short-term Capital Loss Carryforward	Remaining Long-term Capital Loss Carryforward	Total
$1,435,761	—	$1,435,761	$247,490,878	—	$247,490,878
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2020 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales and disallowed interest expense deduction, which will
12

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
    The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2020 and 2019 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Total

2020	$ 52,305	—	$ 52,305
2019	$3,807,425	—	$3,807,425
E. Short sales — The Fund engages in short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The Fund is liable for any fees, dividends or interest paid on securities sold short, which are recorded as expenses on the Statement of Operations. The net amount of income and/or fees are included as interest expense on short sales on the Statement of Operations. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The market value of securities held in a segregated account at June 30, 2021 was $0 and the value of cash held in a segregated account at June 30, 2021 was $57,477. As of June 30, 2021, the Fund did not have any open short sales.
F. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
G. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
H. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated
13

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At June 30, 2021, the Fund was not a party to any repurchase transactions.
I. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
3. Risks and uncertainties
A. Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is often less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are often not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are often not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. There may also be less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the U.S. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. There is no limit on the amount that the Fund may invest in issuers located in a single country or in foreign countries in the aggregate. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

C. Recent events — Financial markets have experienced and may continue to experience significant volatility resulting from the spread of the virus known as COVID–19. The outbreak of COVID–19 has resulted in, among other things, travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and
14

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
general market uncertainty. The effects of COVID–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.
4. Purchases and sales of securities — For the period ended June 30, 2021, purchases and sales of securities other than U.S. Government or Agency obligations and short-term investments aggregated $1,712,392,897 and $1,747,073,934, respectively.
5. Fees and expenses
A. Management fees — During the period ended June 30, 2021, the Fund incurred management fees of $1,956,526, paid or payable monthly to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets, 0.95% of the next $500 million of the Fund's average daily net assets and 0.90% on amounts in excess of $1 billion of the Fund's average daily net assets.
The investment adviser has agreed to waive its fees and/or reimburse expenses of the Fund to the extent necessary to reduce the Fund's total annual operating expenses by 0.10%. This arrangement, originally in effect from May 1, 2020 through April 30, 2021 and renewed for the period from May 1, 2021 through April 30, 2022, may not be terminated prior to April 30, 2022 without the consent of the Fund's Board of Trustees. As a result of the agreed waiver, year-to-date, CGM waived $195,653 of its management fee.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for Securities and Exchange Commission ("SEC") compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $167,592, for the period ended June 30, 2021, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $140,740 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2021, each disinterested trustee will be compensated by the Trust with an annual fee of $90,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a disinterested trustee to lead the Board's efforts in overseeing those functions, who receives an additional $30,000 annually for the performance of such services. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

15

CGM FOCUS FUND

ADDITIONAL INFORMATION
(unaudited)
Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2021 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N–PORT, which is available on the SEC's website at www.sec.gov. Portfolio holdings are also disclosed in the Fund's quarterly reports. The Fund's four most recent quarterly reports can be obtained on the CGM Funds' website, www.cgmfunds.com.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
Advisory agreement approval:
In considering renewal of the CGM Focus Fund Advisory Agreement, the Board considered the following factors and came to the following conclusions:
1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund (including advisory, investor services, compliance, accounting and administrative personnel) was very high. The Board also considered the investment performance of the Fund and reviewed information regarding the performance of the Fund as compared to market indices and two universes of other funds (capital appreciation funds and multi-cap value funds) provided by Broadridge, Inc., an independent provider of investment company data. The Board noted the below-average performance of the Fund for the one-, three-, five-, and ten-year periods ended December 31, 2020, in each case as compared with funds in each of the Broadridge performance universes. The Board also considered more recent information indicating that the Fund’s performance had improved relative to that of its peers. Throughout the year, the Board engaged in regular discussions with CGM’s portfolio manager regarding the Fund’s performance and the portfolio manager’s investment thesis and positioning of the Fund’s portfolio. The Board considered that CGM manages the Fund’s investments with a focus on global trends and developments, and noted both the risks and the potential benefits of such an investment strategy. The Board concluded that, overall, the nature, extent and quality of services provided by CGM under the Advisory Agreement were sufficient for its renewal.
2. The Board discussed the costs of the services provided and profits realized by CGM from its relationship with the Fund. The Board also compared the profit margin of CGM with public information on the profit margins of a number of publicly held investment advisory firms. The Board found that CGM’s profit margin was reasonable and not excessive.
3. The Board considered whether economies of scale might be realized with growth in the Fund, but in light of the fact that the Fund continued to experience net redemptions in 2020, the Board determined that there was no need to seek adjustments to the break point structure of the advisory fees paid by the Fund at this time.
4. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Broadridge, Inc. The Board noted that the overall expense ratio of the Fund and the advisory fee paid by the Fund were above the medians for the mutual funds included in the Broadridge expense universe, but concluded this was
16

CGM FOCUS FUND

ADDITIONAL INFORMATION (continued)
(unaudited)
reasonable in light of CGM’s active investment style and the flexibility of the Fund to sell securities short and to leverage positions, which are strategies that many other capital appreciation mutual funds lack the flexibility to pursue. In addition, the Board noted that CGM had agreed to waive a portion of the Fund’s advisory fees and/or reimburse a portion of the Fund’s expenses for the period from May 1, 2021 to April 30, 2022. The Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.
In addition to the foregoing, the Board reviewed the brokerage commissions paid by the Fund and concluded that they were reasonable, particularly given CGM’s focus on best execution. The Board also considered possible fall-out benefits to CGM from its relationship with the Fund. The Board did not find any such fall-out benefits to be unreasonable or inconsistent with CGM’s role as investment adviser to the Fund.
The Independent Trustees evaluated the considerations discussed above in light of the legal advice furnished to them by their independent counsel, including as to the legal standards applicable to their considerations, and acted in the exercise of their business judgment.

17

CGM FOCUS FUND

FUND EXPENSES
(unaudited)
As a shareholder of CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 to June 30, 2021.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/21	Ending Account Value 06/30/21	Expenses Paid During Period* 01/01/21 - 06/30/21
Actual	$1,000.00	$1,282.60	$6.90
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.10
* Expenses are equal to the Fund’s annualized expense ratio of 1.22%, which includes expenses related to short sales activity, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
LESLIE A. LAKE
J. BAUR WHITTLESEY

OFFICERS
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, President & Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President & Anti-Money Laundering Compliance Officer
& Director of Human Resources
DEIDRA K. HEWARDT, Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
TONY FIGUEIREDO, Vice President

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. Investments in securities of unaffiliated issuers as of June 30, 2021, as set forth in Section 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to CGM Trust’s Board of Trustees since the last proxy statement to shareholders.  As previously disclosed, CGM Trust does not have a formal process for considering any Trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust’s period covered by this report that has materially affected, or is reasonably likely to materially affect, the CGM Trust's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX99_CERT.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX99_906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By: /S/David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: August 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /S/ David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: August 17, 2021

By: /S/ Deidra Hewardt
Deidra Hewardt
Treasurer
Principal Financial Officer

Date: August 17, 2021